As filed with the Securities and Exchange Commission on June 12, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 24, 2014 – April 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

THE BDC INCOME FUND A MESSAGE TO OUR SHAREHOLDERS APRIL 30, 2015

Dear Shareholders,

During the first semi-annual period since our November, 2014 inception, The BDC Income Fund (the "Fund") Institutional Shares generated a total return of +4.44%, which represents an excess total return of +3.74% compared to its benchmark over the same time period. As stated in the prospectus, the Fund primarily invests in the equity securities of publicly-traded Business Development Companies (BDCs). Its benchmark, the UBS ETRACS ETN Linked to the Wells Fargo Business Developtment Company Index (ticker symbol BDCS), reflects a market capitalization weighted index which measures the performance of public BDCs. The Fund’s investment objective is to generate excess returns relative to this passive benchmark, and attractive risk-adjusted returns for income-oriented investors over the long-term.

While the month of December, our first full month in operation, was challenging, the Fund has rebounded strongly during 2015. We view the Advisor’s focus on bottom-up fundamental analysis, rigorous due diligence process, and deep understanding of the sector as the primary drivers of the significant relative outperformance since inception.

The Advisor's Investment Committee meets weekly and assigns ratings (equal, under, or over-weight) to each publicly-traded BDC within the Fund’s investment universe. The Advisor tracks a number of data points aggregated from each BDC’s public filings, including historical credit performance, core cash flow to determine distribution sustainability, portfolio composition and debt funding mix. The Advisor also meets regularly with management teams to assess underwriting quality, alignment of management interests with shareholders, and to gain a deeper understanding of each company’s underlying investment portfolios. It is this combination of quantitative and qualitative due diligence which the Advisor believes creates significant value for investors within this asset class. It is our view that the BDC sector is inefficient compared to the majority of equity and liquid credit markets, and the Advisor seeks to differentiate itself through an active approach, driven by internal research and opportunistic trading. Through April 30, 2015, the Fund has outperformed its benchmark in 4 of its first 5 full months since inception.

Looking forward, we are optimistic regarding both the near and long-term prospects of adding exposure to the BDC sector. We believe the risk-adjusted returns within private credit remain significantly more appealing compared to the liquid debt markets, including the benefits of higher spreads and tighter credit structures associated with private loans. Moreover, the exit of many banks from private lending should remain a tailwind for non-bank lenders, such as BDCs.

While we remain enthusiastic about the industry overall, we want to emphasize our view that manager selection is paramount to successfully investing in public BDCs. Taking into consideration the variations in credit quality that we have observed across BDC portfolios, the level of specialization required to assess the quality of different portfolios, and the disparate nature of manager fee structures, among many other factors, we believe that the most prudent and optimal approach for investors seeking exposure to private credit is through an actively managed vehicle. In our view, active managers can capitalize on short-term inefficiencies and long-term market volatility to generate excess returns. For example, the ability to dynamically reposition a portfolio as holdings reach or exceed target prices, managers pursue dilutive equity issuances, or market conditions change, is a valuable tool not afforded to many BDC investors.

As always, we appreciate your support and welcome the opportunity to speak with you further about the latest developments in our portfolio and the BDC sector overall.  We look forward to continued shared success as we maintain our focus on generating strong risk-adjusted returns for our investors and attracting new investors to this asset class.

Sincerely,

Andrew P. Kerai Sr., CFA
Lead Portfolio Manager

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 844-786-4178 or visit the fund's website at www.bdcincomefund.com.

As stated in the Fund's current prospectus, the Fund's gross expense ratio for Institutional Shares is 6.12% with a net expense ratio of 5.70%. The expense ratios include acquired fund fees and expenses of 4.45% for each class that are based on estimated amounts for the current fiscal year.  The Fund's adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares, A Shares and C Shares to 1.25%, 1.50% and 1.75%,

1

THE BDC INCOME FUND A MESSAGE TO OUR SHAREHOLDERS APRIL 30, 2015

respectively, through March 1, 2016, otherwise performance shown would have been lower. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee.

The UBS ETRACS ETN Linked to the Wells Fargo Business Development Company Index is designed to track an investment in the Wells Fargo Business Development Company Index ("Index"), and may pay a variable quarterly coupon linked to the cash distributions associated with the underlying BDC constituents, less investor fees. Note that if the BDCs do not make distributions or those distributions do not overcome the investor fees, then investors will not receive any coupons. Exchange-traded Notes are senior, unsecured, unsubordinated debt securities that provide investors with exposure to the total returns of various market indices, including those linked to stocks, bonds, commodities and/or currencies, less investor fees. ETRACS are innovative investment products offering easy access to markets and strategies that may not be readily available in the existing marketplace. For the purpose of the investment objective, the Fund will compare returns to the UBS ETRACS ETN Linked to the Wells Fargo Business Development Company Index.

2

THE BDC INCOME FUND PERFORMANCE CHART AND ANALYSIS APRIL 30, 2015

The following chart reflects the change in the value of a hypothetical  $1,000,000 investment in Institutional Shares, including reinvested dividends and distributions, in The BDC Income Fund (the “Fund”) compared with the performance of the UBS ETRACS ETN Linked to the Wells Fargo Business Development Company Index, the J.P. Morgan Liquid Loan Index and the J.P. Morgan Global High Yield Index since inception. The UBS ETRACS ETN Linked to the Wells Fargo Business Development Company Index is a float adjusted, capitalization-weighted index that is intended to measure the performance of all BDC that are listed on NYSE or NASDAQ and satisfy specified market capitalization and other eligibility requirements.  The J.P. Morgan Liquid Loan Index consists of the 200 largest U.S. leveraged loans, meaning bank loans which are below investment grade.  The J.P. Morgan Global High Yield Index consists of fixed income securities of domestic and foreign issuers with a maximum credit rating of BB+ or Ba1.  The J.P. Morgan Global High Yield Index seeks a high level of current income by investing primarily in a diversified portfolio of debt securities that are rated below investment grade or unrated.  Capital appreciation is a secondary objective.  The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 786-4178. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Shares and A Shares are 6.12% and 7.47%, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses such that total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) do not exceed 1.25% and 1.50% for Institutional Shares and A Shares, respectively, through March 1, 2016 (the "Expense Cap"). The Fund may repay the adviser for fees waived and expenses reimbursed pursuant to the Expense Cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board, and the resulting total operating expenses do not exceed 1.25% and 1.50% for Institutional and A Shares, respectively. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

THE BDC INCOME FUND SCHEDULE OF INVESTMENTS APRIL 30, 2015

Shares	Security Description	Value

Common Stock - 98.5%
Business Development Companies - Financial - 98.5%
1,329	Alcentra Capital Corp.	$18,287
29,431	BlackRock Capital Investment Corp.	268,999
37,822	Garrison Capital, Inc.	569,599
11,644	Goldman Sachs BDC, Inc.	242,777
105,133	KCAP Financial, Inc.	628,695
5,477	OFS Capital Corp.	67,367
79,514	PennantPark Investment Corp.	749,022
47,832	Saratoga Investment Corp.	804,534
42,229	Solar Capital, Ltd.	834,445
33,203	Solar Senior Capital, Ltd.	537,889
6,576	Stellus Capital Investment Corp.	82,266
27,513	THL Credit, Inc.	338,135
31,075	TriplePoint Venture Growth BDC Corp.	437,847
		5,579,862

Total Common Stock (Cost $5,388,969)	5,579,862

Money Market Fund - 3.3%
184,972	Morgan Stanley Institutional Liquidity Prime, 0.08% (Cost $184,972) (a)	184,972

Total Investments - 101.8% (Cost $5,573,941)*	$5,764,834

Other Assets & Liabilities, Net – (1.8)%	(100,314)
Net Assets – 100.0%	$5,664,520

(a)	Variable rate security. Rate presented is as of April 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$200,744
Gross Unrealized Depreciation	(9,851)
Net Unrealized Appreciation	$190,893

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$5,579,862
Level 2 - Other Significant Observable Inputs	184,972
Level 3 - Significant Unobservable Inputs	-
Total	$5,764,834

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Business Development Companies - Financial	96.8%
Money Market Fund	3.2%
100.0%

See Notes to Financial Statements.	4

THE BDC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2015

ASSETS
Total investments, at value (Cost $5,573,941)	$5,764,834
Receivables:
Investment securities sold	493,710
Dividends	17,240
Adviser	From investment adviser	10,282
Prepaid expenses	644
Deferred offering costs	35,986
Total Assets	6,322,696

LIABILITIES
Payables:
Investment securities purchased	648,290
Accrued Liabilities:
Trustees’ fees and expenses	37
Fund services fees	5,529
Other expenses	4,320
Total Liabilities	658,176

NET ASSETS	$5,664,520

COMPONENTS OF NET ASSETS
Paid-in capital	$5,603,119
Undistributed net investment income	38,505
Accumulated net realized loss	(167,997)
Net unrealized appreciation	190,893
NET ASSETS	$5,664,520

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	561,831
A Shares	2,785

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $5,636,651)	$10.03
A Shares (based on net assets of $27,869)	$10.01
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-3.00%))	$10.32
*	Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	5

THE BDC INCOME FUND STATEMENT OF OPERATIONS PERIOD ENDED APRIL 30, 2015*

INVESTMENT INCOME
Dividend income	$298,557
Total Investment Income	298,557
Adviser
EXPENSES
Investment adviser fees	22,996
Fund services fees	30,714
Transfer agent fees:
Institutional Shares	7,793
A Shares	1,916
Distribution fees:
A Shares	5
Custodian fees	2,085
Registration fees:
Institutional Shares	798
A Shares	2
Professional fees	11,722
Trustees' fees and expenses	1,124
Offering costs:
Institutional Shares	23,725
A Shares	59
Miscellaneous expenses	8,204
Total Expenses	111,143
Fees waived and expenses reimbursed	(79,201)
Net Expenses	31,942

NET INVESTMENT INCOME	266,615

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(167,997)
Net change in unrealized appreciation (depreciation) on investments	190,893
NET REALIZED AND UNREALIZED GAIN	22,896
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$289,511

* Commencement of operations was November 24, 2014.

See Notes to Financial Statements.	6

THE BDC INCOME FUND STATEMENT OF CHANGES IN NET ASSETS

October 31, 2015	#	42124	#	#
November 24, 2014* through April 30, 2015
OPERATIONS
Net investment income	$266,615
Net realized loss	(167,997)
Net change in unrealized appreciation (depreciation)	190,893
Increase in Net Assets Resulting from Operations	289,511

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(228,059)
A Shares	(51)
Total Distributions to Shareholders	(228,110)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	6,526,761
A Shares	27,500
Reinvestment of distributions:
Institutional Shares	224,405
A Shares	51
Redemption of shares:
2	Institutional Shares	(1,175,547)
3	A Shares	(51)
Increase in Net Assets from Capital Share Transactions	5,603,119
Increase in Net Assets	5,664,520

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$5,664,520

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	656,197
A Shares	2,785
Reinvestment of distributions:
Institutional Shares	23,618
A Shares	5
Redemption of shares:
Institutional Shares	(117,984)
A Shares	(5)
Increase in Shares	564,616

(a)	Undistributed net investment income	$38,505
*	Commencement of operations.

See Notes to Financial Statements.	7

THE BDC INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	November 24, 2014 (a) through April 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.43
Net realized and unrealized gain (loss)	(0.01	) (c)
Total from Investment Operations	0.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.39)
NET ASSET VALUE, End of Period	$10.03
TOTAL RETURN	4.44	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,637
Ratios to Average Net Assets:
Net investment income	10.47	%(e)
Net expenses	1.25	%(e)
Gross expenses (f)	4.24	%(e)
PORTFOLIO TURNOVER RATE	175	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)
The net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

THE BDC INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	March 24, 2015 (a) through April 30, 2015
A SHARES
NET ASSET VALUE, Beginning of Period	$10.02
INVESTMENT OPERATIONS
Net investment income (b)	2.00
Net realized and unrealized gain (loss)	(1.81	) (c)
Total from Investment Operations	0.19
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.20)
NET ASSET VALUE, End of Period	$10.01
TOTAL RETURN (d)	1.98	%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$28
Ratios to Average Net Assets:
Net investment income	48.32	%(f)
Net expenses	1.50	%(f)
Gross expenses (g)	146.96	%(f)
PORTFOLIO TURNOVER RATE	175	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
The net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)	Total return does not include the effect of front end sales charge or contingent deferred sales charge.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

THE BDC INCOME FUND NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015

Note 1. Organization

The BDC Income Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers three classes of shares: Institutional Shares, A Shares and C Shares. A Shares are offered at net asset value plus a maximum sales charge of 3.00%. Purchases of A Shares in excess of $1million are also subject to a contingent deferred sales charge ("CDSC") of 1.00% on purchases without an initial sales charge that are redeemed less than 14 months after they are purchased.  C Shares are also subject a CDSC of 0.50% at the time of purchase or redemption, whichever is less. The Institutional Shares and A Shares commenced operations on November 24, 2014 and March 24, 2015, respectively. As of April 30, 2015, C Shares have not commenced operations. The Fund seeks to provide access to an attractive portfolio of income-oriented BDC equities while seeking higher risk-adjusted returns compared to a passive benchmark.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

THE BDC INCOME FUND NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015

The aggregate value by input level, as of April 30, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Offering Costs – Offering costs for the Fund of $59,770 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Full Circle Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of A Shares for providing distribution and/or shareholder services to the Fund.

For the period ended April 30, 2015, there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.

The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”)

11

THE BDC INCOME FUND NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015

or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman). Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and A Shares to 1.25% and 1.50% respectively, through March 1, 2016. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended April 30, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$22,996	$47,445	$8,760	$79,201

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund’s Board of Trustees and the reimbursement does not cause the Fund’s net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived.  The amount of fees waived or expenses reimbursed eligible for recoupment are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
April 30, 2015	$70,441	October 31, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended April 30, 2015, were $15,641,889 and $10,109,933, respectively.

Note 6. Federal Income Tax

As of April 30, 2015, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$11,207
Capital and Other Losses	(111,743)
Unrealized Appreciation	138,089
Total	$37,553

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and return of capital on business development companies.

12

THE BDC INCOME FUND NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

THE BDC INCOME FUND ADDITIONAL INFORMATION APRIL 30, 2015

Investment Advisory Agreement Approval

On September 11, 2014, the Trustees met in person, joined by representatives of the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for the performance of investment advisory services to the Fund. A description of the Board’s conclusions in approving the agreement follows.

In preparation for its September meeting of the Board of Trustees of the Trust (“September Meeting”), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included a copy of the proposed investment advisory agreement and other information regarding the fee arrangement. The Board considered future potential economies of scale resulting from potential future increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement, and met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser concerning the following:

•	The terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Fund;
•	The manner in which the Fund’s shares would be distributed and the presence of a distribution fee that could be paid by the Fund;
•	The nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund;
•	The personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel;
•	The proposed compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Fund;
•	The profitability of the Adviser from the advisory fee to be paid by the Fund, including information concerning the advisory fees of funds considered by the Adviser to be comparable.

At the September Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality service to the Fund. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees concluded that the nature and extent of the investment advisory services to be provided by the Adviser to the Fund would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of fees to be paid under the advisory agreement. At the September Meeting, the Board unanimously approved the investment advisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 786-4178 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 786-4178 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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THE BDC INCOME FUND ADDITIONAL INFORMATION APRIL 30, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including managment fees, 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 24, 2014, through April 30, 2015, for Institutional Shares, and for A Shares from March 24, 2015, through April 30, 2015.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 24, 2014	April 30, 2015*	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,044.38	$5.50	1.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.60	$6.26	1.25%
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 24, 2015	April 30, 2015*	Period*	Ratio*
A Shares
Actual	$1,000.00	$1,019.82	$1.49	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.36	$7.50	1.50%
*
Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year divided by 365 to reflect the half-year period (except for the Fund's actual return information which reflects the 158-day period between November 24, 2014, the commencement of operations of Institutional Shares, through April 30, 2015, and the 37-day period between March 24, 2015, the commencement of operations of A Shares, through April 30, 2015).

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ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 9, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	June 9, 2015